REVERSE RECAPITALIZATION AND BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2021
REVERSE RECAPITALIZATION AND BUSINESS COMBINATION
REVERSE RECAPITALIZATION AND BUSINESS COMBINATION

NOTE 3 – REVERSE RECAPITALIZATION AND BUSINESS COMBINATION

Reverse Recapitalization

On the Closing Date, Legacy Payoneer and FTOC consummated the Reorganization in accordance with the Reorganization Agreement, with Legacy Payoneer and FTOC surviving the merger as wholly-owned subsidiaries of New Payoneer. Immediately prior to the closing of the Reverse Recapitalization, all shares of outstanding redeemable convertible preferred stock of Legacy Payoneer were converted into shares of Common Stock of New Payoneer. Upon the consummation of the Reverse Recapitalization, among other things, (i) 85% of each issued and outstanding share of Legacy Payoneer common stock was converted into the right to receive shares of Common Stock of New Payoneer at a ratio of 1:1.88 (the “Exchange Ratio”), and (ii) 15% of each share of issued and outstanding Legacy Payoneer Common Stock was converted into the right to receive cash consideration at $18.82555 per share (the “Per Share Merger Consideration”). The total cash consideration paid to holders of Legacy Payoneer shares of common stock upon consummation of the Reverse Recapitalization was $398,201.

Upon the closing of the Reverse Recapitalization, New Payoneer’s certificate of incorporation was amended and restated to, among other things, increase the total number of authorized shares of all classes of capital stock to 4,180,000,000 shares, of which 3,800,000,000 shares were designated Common Stock, $0.01 par value per share, and of which 380,000,000 shares were designated preferred stock, $0.01 par value per share.

In connection with the execution of the Reorganization Agreement, New Payoneer entered into separate subscription agreements (each, a “Subscription Agreement”) with a number of investors (each a “Subscriber”), pursuant to which the Subscribers agreed to purchase, and the Company agreed to sell to the Subscribers, an aggregate of 30,000,000 shares of Common Stock of New Payoneer (the “PIPE Shares”), for a purchase price of $10.00 per share and an aggregate purchase price of $300,000, in a private placement pursuant to the Subscription Agreements (the “PIPE”). The PIPE investment closed simultaneously with the consummation of the Reverse Recapitalization.

In addition, according to the Reorganization Agreement, New Payoneer will issue to Legacy Payoneer stockholders up to an additional 30,000,000 shares of common stock (the “Earn-Out Shares”), (a) 50% of which will be issued if at any time during the first 30 months following the Closing Date, the closing trading price of the shares of New Payoneer common stock will be greater than or equal to $15.00 over any 20 trading days within any 30 trading days period and (b) the remaining 50% of which will be issued if at any time during the first 60 months following the Closing Date, the closing trading price of the New Payoneer shares of common stock will be greater than or equal to $17.00 over any 20 trading days within any 30 trading days period. The Company accounts for the Earn-Out Shares as an equity instrument as it meets the definition of an equity instrument and as it considers a free-standing instrument that is indexed to the Company’s own equity in accordance with ASC 815.

NOTE 3 – REVERSE RECAPITALIZATION AND BUSINESS COMBINATION (continued)

Additionally, prior to the Reverse Recapitalization, the Company approved and adopted a management bonus plan (the “Transaction Bonus Pool”), to be effective as of and conditioned upon the occurrence of the Reverse Recapitalization which provided  for a pool consisting of 1,000,000 shares of the Company’s Common Stock, with such shares to be allocated by the Company to executives and management of the Company.

Prior to the closing of the Reverse Recapitalization, Legacy Payoneer converted 209,529,798 shares of Legacy Payoneer's redeemable convertible preferred stock pursuant to the applicable preferred stock agreements. Note that the number of shares is after the 1:1.88 conversion, which took place after the Reverse Recapitalization transaction.

On the Closing Date, the existing warrant agreement governing the warrants that were exercisable for shares of FTOC’s Class A ordinary shares was amended to reflect that the warrants will be exercisable for shares of the Company’s Common Stock. As of the Closing Date, the total value of the liability associated with the warrants was $71,701 measured at fair value based on the quoted price and therefore is considered to be a Level 1 measurement. The Company evaluated that the warrants met the definition of a liability and have been classified as such on the balance sheet in accordance with the accounting policy described within Note 2s.

The Company incurred $64,271 in costs directly related to the Reverse Recapitalization and the PIPE offering such as third-party legal, accounting services and other professional services. Upon consummation of the Reverse Recapitalization, these costs, which had been capitalized on the Company’s balance sheet were recorded as a reduction to additional paid in capital with the exception of $5,087, which were expensed as they represent the allocation of the transaction costs associated with the warrants. Transaction costs were allocated to the warrants based on the fair value of the warrants out of the total consideration. There were also deferred underwriting costs related to FTOC totaling $28,934 that were paid as part of the closing of the Reverse Recapitalization.

The number of shares of Common Stock issued immediately following the consummation of the Reverse Recapitalization were as follows:

Number of
shares
Common Stock outstanding at April 1, 2021	49,697,982
Common stock issued through options and warrants exercises between April 1, 2021 and June 25, 2021	8,854,131
Common Stock outstanding prior to the Reverse Recapitalization(1)	58,552,113
Conversion of Redeemable Convertible Preferred Stock(1)	209,529,798
Less: Legacy Payoneer Stock subject to cash out(1)	(36,818,547)
Common Stock attributable to FTOC conversion(2)	77,081,295
Shares attributable to Reverse Recapitalization	308,344,659
Common Stock attributable to PIPE	30,000,000
Total shares of Common Stock as of close of Reverse Recapitalization and PIPE transaction	338,344,659

(1) After the close of the transaction, but prior to December 31, 2021, the Company issued 2,850,098 shares through the exercise of options.

(2) Existing Payoneer Shareholders — represents the number of Company shares issued to Legacy Payoneer stockholders, based on (i) 111,452,020 preferred shares; (ii) 31,143,179 outstanding common shares as of the Closing Date; and (iii) 1,562 RSUs vested at the Closing Date, the sum of which is reduced by 19,584,328 shares that were subject to the cash consideration, and multiplied by the Exchange Ratio of 1.88.

(3) FTAC Olympus Acquisition Corp: based on outstanding shares, as of the Closing Date, of 59,611,310 FTOC Class A ordinary shares (following the redemption of 18,033,066 shares); 5,823,328 FTOC Class B ordinary shares which are not subject to restrictions; and 11,646,656 FTOC Class B ordinary share (the "Founder Shares") which are subject to restriction per section 1.2 of the Sponsor Share Surrender and Share Restriction Agreement. According to such restriction, holders of Founder Shares shall not Transfer, or permit the Transfer of, (a) a number equal to 50% of the Founder Shares, until such time that New Payoneer common stock closing trading price equals or is greater than $15.00 per share for any 20 trading days within any 30 trading days period; and (b) a number equal to 50% of the Founder Shares, until such time that the New Payoneer common stock closing trading price equals or is greater than $17.00 per share for any 20 trading days within any 30 trading days period, subject to certain exemptions.

NOTE 3 – REVERSE RECAPITALIZATION AND BUSINESS COMBINATION (continued)

Business Combination

Associated with the optile GmbH (now, Payoneer Germany GmbH) (“optile”) acquisition consummated in 2020, there was a contingent consideration arrangement that was initially valued at $4,044, which was estimated by using the Black-Scholes model for each earn out period under the acquisition agreement. Key inputs and assumptions used in this were revenue milestones, expected term, volatility, the risk-free rate, and dividend yield.  These inputs are Level 3 assumptions that are updated each reporting period as the earn-out is recorded at fair value on a recurring basis. The Company revalued the contingent consideration arrangement as of the period end and determined the fair value to be $2,580. The fair value of the contingent consideration arrangement at the beginning of the period was $4,044 and the resulting benefit of $1,464 was an offset in general and administrative expenses. During the year ended December 31, 2021, the Company issued to optile sellers 279,206 shares that were deferred in line with the acquisition agreement. The Company did not receive any proceeds from the issuance. There are no shares remaining to be issued to optile sellers as part of the total contingent deferred consideration as of December 31, 2021.